NUVEEN SHORT TERM BOND FUND

SUPPLEMENT DATED NOVEMBER 23, 2011

TO THE PROSPECTUS DATED

OCTOBER 31, 2011

The first bullet in the section “How You Can Buy and Sell Shares—How to Reduce Your Sales Charge—Class A Sales Charge Waivers” is hereby deleted in its entirety and replaced with the following bullet:

•	Purchases of $1,000,000 or more ($250,000 or more in the case of Nuveen Short Term Bond Fund).

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-STBP-1111P

NUVEEN SHORT TERM BOND FUND

SUPPLEMENT DATED NOVEMBER 23, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED

OCTOBER 31, 2011

The first bullet in the section “Purchase and Redemption of Fund Shares—Reduction or Elimination of Up-Front Sales Charge on Class A Shares—Elimination of Sales Charge on Class A Shares” is hereby deleted in its entirety and replaced with the following bullet:

•	investors purchasing $1,000,000 or more ($250,000 or more in the case of Nuveen Short Term Bond Fund);

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-INCSAI-1111P